Income Tax - Summary of Unused Loss Carry-forward (Detail) - Dec. 31, 2020 - Unused tax losses [member] $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carry-forward	$ 2,024,722	$ 72,106
2021 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carry-forward	79,849	2,844
2022 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carry-forward	140,029	4,987
2023 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carry-forward	192,607	6,859
2024 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carry-forward	172,337	6,137
2025 and thereafter [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carry-forward	$ 1,439,900	$ 51,279